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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 2, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


Subj:  VARIABLE ANNUITY ACCOUNT X
       Prospectus Dated May 1, 2000
       File Nos.:  333-52491 and 811-08779


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the PCG Variable Annuity Account Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 2 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 3 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 28, 2000.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3524.

Very truly yours,

REBECCA WEMPE

Rebecca Wempe
Staff Attorney
Security Benefit Life Insurance Company